Leases (Details) - Schedule of Total Operating Lease Cost $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Total Operating Lease Cost [Abstract]
Operating lease cost	$ 582
Cash payments for operating leases	$ 524